Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: May 10, 2023

Payment Date	5/15/2023
Collection Period Start	4/1/2023
Collection Period End	4/30/2023
Interest Period Start	4/17/2023
Interest Period End	5/14/2023

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$429,830,622.51	$41,361,710.01	$388,468,912.50	0.585758	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,300,710,622.51	$41,361,710.01	$1,259,348,912.50

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,389,733,505.55	$1,345,184,668.01	0.664024
YSOC Amount	$84,275,188.98	$81,088,061.45
Adjusted Pool Balance	$1,305,458,316.57	$1,264,096,606.56
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$429,830,622.51	2.71000%	30/360	$970,700.82
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,300,710,622.51			$3,328,719.24

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,389,733,505.55	$1,345,184,668.01
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,305,458,316.57	$1,264,096,606.56
Number of Receivables Outstanding	74,753	73,771
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	49	48

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,061,262.24
Principal Collections	$44,151,951.91
Liquidation Proceeds	$136,396.13
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$48,349,610.28
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$48,349,610.28

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,158,111.25	$1,158,111.25	$—	$—	$47,191,499.03
Interest - Class A-1 Notes	$—	$—	$—	$—	$47,191,499.03
Interest - Class A-2 Notes	$970,700.82	$970,700.82	$—	$—	$46,220,798.21
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$44,468,871.29
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$44,051,851.62
First Allocation of Principal	$—	$—	$—	$—	$44,051,851.62
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$43,995,039.87
Second Allocation of Principal	$—	$—	$—	$—	$43,995,039.87
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$43,932,847.62
Third Allocation of Principal	$17,634,015.95	$17,634,015.95	$—	$—	$26,298,831.67
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$26,228,763.84
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$7,248,763.84
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,248,763.84
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$2,501,069.78
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,501,069.78
Remaining Funds to Certificates	$2,501,069.78	$2,501,069.78	$—	$—	$—
Total	$48,349,610.28	$48,349,610.28	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$84,275,188.98
Increase/(Decrease)	$(3,187,127.53)
Ending YSOC Amount	$81,088,061.45

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,305,458,316.57	$1,264,096,606.56
Note Balance	$1,300,710,622.51	$1,259,348,912.50
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	27	$396,885.63
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	43	$136,396.13
Monthly Net Losses (Liquidation Proceeds)			$260,489.50
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.14%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.15%
Current Collection Period			0.23%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$1,889,311.27
Cumulative Net Loss Ratio			0.09%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	95	$2,111,480.16
60-89 Days Delinquent	0.06%	39	$854,733.42
90-119 Days Delinquent	0.02%	11	$227,814.54
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	145	$3,194,028.12

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$163,629.50
Total Repossessed Inventory		12	$297,017.49

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		50	$1,082,547.96
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.08%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.56	0.04%	24	0.03%